Taxation, Non-recognised Tax Losses (Details) - 12 months ended Jun. 30, 2023 $ in Thousands, $ in Thousands, $ in Thousands	AUD ($)	USD ($)	CAD ($)
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	$ 21,144	$ 11,830	$ 219
Movement during the period	(944)	3,725	37
Balance at the end of the period	20,200	15,555	256
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	7,307	0	0
Movement during the period	0	0	0
Balance at the end of the period	7,307	0	0
Total revenue and capital losses not recognized	$ 27,507	$ 15,555	$ 256